Income Taxes	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Income Taxes

NOTE 10. INCOME TAX

The Company’s net deferred tax assets are as follows:

	As of December 31,
	2020	2019
Deferred tax asset
Organizational costs/Startup expenses	$122,876	$—
Total deferred tax asset	122,876	—
Valuation allowance	(122,876)	—
Deferred tax asset, net of allowance	$—	$—

The income tax provision consists of the following:

	As of December 31,
	2020	2019

Federal
Current	$170,647	$208,612
Deferred	(99,629)	—

State and Local
Current	39,818	—
Deferred	(23,247)	—

Change in valuation allowance	122,876	—

Income tax provision	$210,465	$208,612

As of December 31, 2020 and 2019, the Company did not have any of U.S. federal and state net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the available information, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2020 and for the period from May 24, 2019 (inception) through December 31, 2019, the change in the valuation allowance was $122,876 and $0, respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	December 31,	December 31,
	2020	2019

Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	4.9%	0.0%
Transaction costs allocable to warrant liabilities	0.0%	5.3%
Change in FV of warrant liabilities	(26.3)%	(18.1)%
Valuation allowance	(0.6)%	0.0%
Income tax provision	(1.0)%	21.0%

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns for the year ended December 31, 2020 and 2019 remain open and subject to examination.

Blade Urban Air Mobility [Member]
Income Taxes

Note 10 — Income Taxes

The Company follows the provisions of the accounting guidance on accounting for income taxes which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. A valuation allowance is provided to reduce the deferred tax asset to a level which, more likely than not, will be realized.

The provision (benefit) for income taxes is comprised of the following components:

	Year Ended September 30,
	2020	2019
Current Federal	$—	$—
State	—	—
Total current	—	—
Federal	2,048	2,196
State	500	969
Total deferred before valuation allowance	2,548	3,165
Change in valuation allowance	(2,548)	(3,165)
Total deferred expense, net of valuation allowance	—	—
Total income tax expense	$—	$—

The provision for income taxes differs from the amount computed by applying the statutory federal income tax rate to income before provision for income taxes. The sources and tax effects of the differences are as follows:

	Year Ended September 30,
	2020	2019
Tax at federal statutory rate	(21.0)%	(21.0)%
State and local tax	(5.4)%	(9.3)%
Non-deductible stock compensation	0.3%	0.3%
Non-deductible expenses	0.7%	0.7%
Change in deferred tax rate	0.3%	—%
Change in valuation allowance	25.1%	29.3%
Effective tax rate	0.0%	0.0%

The Company’s deferred tax assets and (liabilities) consist of the following:

	As of September 30,
	2020	2019
Deferred tax assets/(liability):
Net operating loss carryforwards	$9,769	$7,339
Stock-based compensation	231	199
Amortization of intangibles	71	45
Deferred tax assets	10,071	7,583
Valuation allowance	(10,042)	(7,493)
Deferred tax assets, net of valuation allowance	29	90
Deferred tax liabilities:
Property and equipment	(29)	(90)
Tax deferred tax liabilities	(29)	(90)
Deferred tax liabilities, net of valuation allowance and deferred tax assets	$—	$—

As of September 30, 2020, the Company has a valuation allowance of approximately $10,000 against the net deferred tax assets, for which realization cannot be considered more likely than not at this time. In assessing the need for a valuation allowance, the Company considers all positive and negative evidence, including scheduled reversals of deferred tax liabilities, projected future taxable income, tax planning strategies, and past financial performance. As of September 30, 2020 and 2019, based upon the consideration of such evidence, management believes a full valuation allowance against net deferred tax assets was warranted as of September 30, 2020 and 2019.

As of September 30, 2020, the Company has approximately $34,200 of federal, $32,500 of state and $12,800 of city net operating loss carryforwards, respectively. The federal, state and city net operating losses begin to expire in the year 2037.

Utilization of the net operating loss carryforwards may be subject to a substantial annual limitation under Section 382 of the Internal Revenue Code due to ownership change limitations that have occurred previously or that could occur in the future in accordance with Section 382 of  the Internal Revenue Code, or Section 382, as well as similar state provisions. These ownership changes may limit the amount of NOL carryforwards that can be utilized annually to offset future taxable income. In general, an ownership change as defined by Section 382 results from transactions increasing the ownership of certain shareholders or public groups in the stock of a corporation by more than 50 percentage points over a three-year period. The Company has not performed a Section 382 analysis to evaluate any potential net operating loss limitations.